COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Leased Assets [Line Items]
Revenues net witholding tax	$ 1,265,684	$ 1,234,003	$ 1,304,034
Tacoma [Member]
Operating Leased Assets [Line Items]
Loss contingency loss	$ 9,000
Consultation and other services [Member]
Operating Leased Assets [Line Items]
Revenues net witholding tax		$ 9,000		$ 18,000